EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of share capital

	On December 31, 2025	On December 31, 2024

Common	5,303,870,781	5,330,304,681
Preferred	5,288,141,247	5,311,865,547
Subtotal	10,592,012,028	10,642,170,228
Treasury (common shares) (1)	(7,500,000)	(23,843,100)
Treasury (preferred shares) (1)	(7,500,000)	(21,344,200)
Total outstanding shares	10,577,012,028	10,596,982,928
(1)	In January 2025, 4,970,900 Treasury shares were acquired. On February 7, 2025, the cancellation of 50,158,200 Treasury shares issued by the Company was approved (item d). In the first quarter of 2025, there was an acquisition of 15,000,000 shares to be held in Treasury.

Schedule of interest on shareholders equity

	R$ thousands	% (1)
Adjusted net income, as presented in the consolidated financial statements prepared in accordance with accounting practices adopted in Brazil	24,549,089
(-) Legal reserve	1,061,695
Adjusted calculation basis	23,487,394
Monthly and intermediary interest on shareholders’ equity (gross), paid	2,299,273
Provisioned intermediary interest on shareholders’ equity (gross)	5,300,000
Intermediary interest on shareholders’ equity (gross) paid	3,000,000
Additional provisioned interest on equity (gross)	3,900,000
Withholding income tax on interest on shareholders' equity	(2,174,891)
Interest on shareholders' equity (net) accumulated on December 31, 2025	12,324,382	52.47
Interest on shareholders' equity (net) accumulated on December 31, 2024	9,590,795	52.90
(1)	Percentage of interest on shareholders’ equity/the adjusted calculation basis.

Schedule of interest on equity

Description	R$ thousands
	Per share (gross)		Gross amount provisioned/ paid	Withholding Income Tax (IRRF) (15%)	Net amount provisioned/ paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,307,588	(346,138)	1,961,450
Intermediary interest paid on shareholders’ equity	0.359141	0.395055	4,000,000	(600,000)	3,400,000
Intermediary interest provisioned on shareholders’ equity	0.179571	0.197528	2,000,000	(300,000)	1,700,000
Supplementary interest on shareholders’ equity provisioned	0.267251	0.293976	2,975,700	(446,355)	2,529,345
Total year ended on December 31, 2024	1.012961	1.114257	11,283,288	(1,692,493)	9,590,795

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,299,273	(344,891)	1,954,382
Intermediary interest paid on shareholders’ equity (1)	0.477259	0.524985	5,300,000	(795,000)	4,505,000
Intermediary interest provisioned on shareholders’ equity (2)	0.270147	0.297161	3,000,000	(450,000)	2,550,000
Supplementary interest on shareholders’ equity provisioned	0.351191	0.386310	3,900,000	(585,000)	3,315,000
Total year ended on December 31, 2025	1.305595	1.436154	14,499,273	(2,174,891)	12,324,382
(1)	Paid on October 31, 2025 and January 30, 2026; and
(2)	To be paid by April 30, 2026.